CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY (USD $) In Thousands, unless otherwise specified	Total	Common Stock [Member]	Treasury Stock [Member]	Capital in Excess of Par Value [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total Controlling Stockholders' Equity [Member]	Noncontrolling Interest [Member]
Balances at Dec. 31, 2011	$ 544,050	$ 19,789	$ (281)	$ 637,042	$ (111,944)		$ 544,606	$ (556)
Balances, shares at Dec. 31, 2011		117,061
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Activity in employees' stock plans, shares		1,907
Activity in employees' stock plans	2,930	264	46	2,620			2,930
Excess tax benefit from stock based compensation	(662)			(662)			(662)
Amortization of restricted stock plan compensation	7,217			7,217			7,217
Comprehensive Income:
Net income	37,098				37,313		37,313	(215)
Other comprehensive income (loss):	0
Balances at Dec. 31, 2012	590,633	20,053	(235)	646,217	(74,631)		591,404	(771)
Balances, shares at Dec. 31, 2012		118,968
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Activity in employees' stock plans, shares		1,523
Activity in employees' stock plans	1,062	215	42	805			1,062
Excess tax benefit from stock based compensation	896			896			896
Amortization of restricted stock plan compensation	9,431			9,431	0		9,431	0
Fair value of acquired noncontrolling interest	2,680							2,680
Distributions to noncontrolling interest	(265)							(265)
Comprehensive Income:
Net income	27,179				27,015		27,015	164
Other comprehensive income (loss):	1,526					1,888	1,888	(362)
Balances at Dec. 31, 2013	633,142	20,268	(193)	657,349	(47,616)	1,888	631,696	1,446
Balances, shares at Dec. 31, 2013		120,491
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Activity in employees' stock plans, shares		1,555
Activity in employees' stock plans	1,174	227	23	924			1,174
Excess tax benefit from stock based compensation	(281)			(281)			(281)
Amortization of restricted stock plan compensation	9,273			9,273			9,273
Purchase of NCI of joint venture	(509)			(496)			(496)	(13)
Fair value of acquired noncontrolling interest	1,919							1,919
Distributions to noncontrolling interest	(242)							(242)
Comprehensive Income:
Net income	24,461				23,451		23,451	1,010
Other comprehensive income (loss):	(2,723)					(2,386)	(2,386)	(337)
Balances at Dec. 31, 2014	$ 666,214	$ 20,495	$ (170)	$ 666,769	$ (24,165)	$ (498)	$ 662,431	$ 3,783
Balances, shares at Dec. 31, 2014		122,046